Borrowings - Schedule of Hire Purchase Payable (Details) - Hire Purchase Payable [Member]	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Minimum hire purchase payment
Minimum hire purchase payment	$ 172,896	RM 704,982	RM 440,029
Less: Future interest charges	(14,978)	(61,073)	(23,541)
Present value of hire purchase payment	157,918	643,909	416,488
Repayable as follows:
Non-current liabilities	101,904	415,513	234,939
Current liabilities	56,014	228,396	181,549
Total	157,918	643,909	416,488
Not later than one (1) year [Member]
Minimum hire purchase payment
Minimum hire purchase payment	62,044	252,984	197,712
1 - 5 years [Member]
Minimum hire purchase payment
Minimum hire purchase payment	89,405	364,549	242,317
Later than five (5) years [Member]
Minimum hire purchase payment
Minimum hire purchase payment	$ 21,447	RM 87,449